Net Income (Loss) per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Income (Loss) per Share
Basic and diluted net income (loss) per share was calculated as follows:

	Three Months Ended March 31,
	2024	2023
Numerator:
Net income (loss)	$5,586	$(17,801)
Cumulative undeclared preferred dividends to participating securities (Legacy Series D convertible preferred stock)	—	(717)

Net income (loss) attributable to common shareholders—Basic	$5,586	$(18,518)

Adjustment for change in fair value of liability classified warrants	(108)	—

Net income (loss) attributable to common shareholders—Diluted	$5,478	$(18,518)

Basic weighted-average common shares outstanding	47,779,350	27,087,174
Effect of potentially dilutive securities:
Stock options	1,117,680	—
Restricted stock units	172,077	—
Warrants	121,367	—

Diluted weighted-average common shares outstanding	49,190,474	27,087,174

Basic net income (loss) per common share	$0.12	$(0.68)
Diluted net income (loss) per common share	$0.11	$(0.68)

Basic and diluted net loss per share was calculated as follows:

	Year Ended December 31,
	2023	2022
Numerator:
Net loss	$(80,607)	$(37,744)
Cumulative undeclared dividends to participating securities (Legacy Series D convertible preferred stock)	(1,697)	(2,907)

Net loss attributable to common stockholders	$(82,304)	$(40,651)

Denominator:
Basic and diluted weighted-average common stock outstanding	35,581,656	26,918,484

Net loss per share attributable to common stockholders, basic and diluted (1)	$(2.31)	$(1.51)

(1)
The weighted-average common shares and thus net loss per share calculations and potentially dilutive security amounts for all periods prior to the Business Combination have been retrospectively adjusted to the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse capitalization. See Note 3 for further information.

Summary of Dilutive Securities Excluded from Computation of Basic and Diluted Net Income (Loss) Per Common Share
The Company excluded the following potential shares of Common Stock, presented based on amounts outstanding at each period end, from the computation of diluted net income (loss) per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect. As the triggering event under which the
Earn-Out
shares become issuable has not been met as of March 31, 2024, the
Earn-Out
shares have been excluded from the computation of diluted net income (loss) per share.

	As of March 31,
	2024	2023
Outstanding options to purchase Common Stock	2,811,144	4,273,881
Restricted Stock Units	483,939	1,415,104
Warrants to purchase preferred stock (as converted to warrants to purchase Common Stock)	220,529	294,300
Warrants to purchase Common Stock	—	138,857
Shares of Common Stock issued upon the exercise of Public Warrants	18,759,696	—
Earn-Out Shares	9,000,000	—
Convertible Notes	—	2,552,080

Total	31,275,308	8,674,222

The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2023	2022
Outstanding options to purchase common stock	3,886,038	4,301,960
Restricted Stock Units	643,635	1,415,104
Warrants to purchase preferred stock (as converted to warrants to purchase common stock)	138,857	297,854
Warrants to purchase common stock	264,801	138,857
Shares of Common Stock issued upon the exercise of Public Warrants	18,759,838	—
Earn-Out Shares	9,000,000	—
Convertible notes (as converted to common stock)	—	171,256

Total	32,693,169	6,325,031